Property and Equipment, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment, Net
Total	$ 13,396,497	$ 15,905,224
Less: Accumulated depreciation	(12,483,864)	(12,817,015)
Property and equipment, net	912,633	3,088,209
Depreciation expenses	1,657,216	3,619,036	$ 3,639,269
Electronic equipment
Property, Plant and Equipment, Net
Total	11,869,445	13,572,581
Office equipment and furniture
Property, Plant and Equipment, Net
Total	288,278	325,449
Motor vehicles
Property, Plant and Equipment, Net
Total	229,065	242,605
Leasehold improvements
Property, Plant and Equipment, Net
Total	$ 1,009,709	$ 1,764,589